Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Cash and cash equivalents	$ 1,892	$ 3,301
Short term deposits	17,615	20,195
Restricted cash	456	430
Total financial assets	19,963	23,926
Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Cash and cash equivalents	1,892	3,301
Short term deposits	17,615	20,195
Restricted cash	456	430
Total financial assets	19,963	23,926
Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Cash and cash equivalents
Short term deposits
Restricted cash
Total financial assets
Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured at Fair Value [Line Items]
Cash and cash equivalents
Short term deposits
Restricted cash
Total financial assets